CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Accounts receivable, allowance	$ 1,027	¥ 7,147	¥ 3,585
Accounts receivable, due from related party	0	0	5,099
Reserve for prepayments and other current assets	1,295	9,013	14,798
Prepayments and other current assets, due from related party	550	3,833	15,572
Reserve for deposits of non-current assets	13,396	93,260	30,860
Current liabilites	90,129	627,451	870,265
Accrued Expenses and Other Liabilities Related Party Current	0	0	15,985
Long-term bank and other borrowings, current portion, loan from related party	1,454	10,120	0
Non-current liabilities	$ (255,789)	¥ (1,780,756)	¥ (1,441,248)
Treasury stock, shares	12,111,537	12,111,537	12,175,155
VIE and Subsidiaries
Current liabilites	$ 0	¥ 0	¥ 46,013
Non-current liabilities	$ 0	¥ 0	¥ 454,424
Common Class A [Member]
Ordinary shares, par value per share | $ / shares	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,454,047	84,454,047	84,390,429
Common Class B [Member]
Ordinary shares, par value per share | $ / shares	$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948	45,787,948